Trading Assets and Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Trading Assets and Liabilities [Line Items]
Trading debt securities		$ 75,095	$ 79,733
Trading equity securities		23,032	27,440
Loans held for sale	[1]	36,384	24,319
Gross derivative asset		65,682	39,326
Derivative assets		25,846	14,203
Trading assets		123,608	121,507
Short sales		22,441	17,430
Gross trading derivative liabilities		58,065	37,930
Derivative liabilities		16,509	9,079
Total trading liabilities		36,282	25,217
Held for trading [Member]
Trading Assets and Liabilities [Line Items]
Gross derivative asset		58,767	34,825
Netting		(34,301)	(21,463)
Derivative assets		24,466	13,362
Short sales		22,441	17,430
Gross trading derivative liabilities		53,285	33,861
Netting		(39,444)	(26,074)
Derivative liabilities		13,841	7,787
Held for trading [Member] | Loans held for sale [Member]
Trading Assets and Liabilities [Line Items]
Loans held for sale		$ 1,015	$ 972

[1]	In 2020, loans held for sale and mortgage loans held for sale were combined into a single line item, and mortgage servicing rights measured at fair value and at amortized cost were combined into a single line item. Prior period balances have been revised to conform with the current period presentation.